Commitments and Contingencies (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Commitments And Contingencies Details Abstract
2019	$ 25,000	$ 135,000
2020	100,000	540,000
2021	100,000	540,000
2022	100,000	540,000
thereafter	$ 216,667	441,667
Total minimum lease payments		$ 841,667